Dividends (Details)	1 Months Ended	12 Months Ended
	May 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Mar. 12, 2018 USD ($)	Mar. 12, 2018 CNY (¥)
Dividends
Dividend paid | ¥		¥ 126,355,510
Jupai Holdings Limited
Dividends
Dividend payable			$ 19,950,975	¥ 126,000,000
Dividend paid | $	$ 19,950,975